Segments - Operating segments Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues third party	$ 102,502	$ 106,848	$ 149,004
Net income/(loss) from equity accounted investments	49	(1)	620
Other income	1,223
Total revenues and other income	103,774	107,174	150,806
Purchases [net of inventory variation]	(50,040)	(48,175)	(53,806)
Operating, selling, general and administrative expenses	(11,786)	(11,800)	(10,593)
Depreciation and amortisation	(9,684)	(9,373)	(8,878)
Net impairment (losses)/reversals	(151)	(1,260)	2,487
Exploration expenses	(1,185)	(795)	(1,205)
Total operating expenses	(72,846)	(71,404)	(71,995)
Net operating income/(loss)	30,927	35,770	78,811
Additions to PP&E, intangibles and equity accounted investments	16,695	14,500	9,994
Balance sheet information
Equity accounted investments	2,471	2,508	2,758
Total non-current assets	77,946	81,525	79,851
REN
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,153	2,007
Segments
Disclosure of operating segments [line items]
Net income/(loss) from equity accounted investments		(1)	620
Other income		327	1,182
Balance sheet information
Non-current segment assets	61,214	64,530	61,656
Segments | E&P Norway
Disclosure of operating segments [line items]
Revenues third party	239	230	304
Net income/(loss) from equity accounted investments	0	0	0
Other income	108	111	994
Total revenues and other income	33,643	38,340	75,930
Purchases [net of inventory variation]	0	0	0
Operating, selling, general and administrative expenses	(3,612)	(3,759)	(3,782)
Depreciation and amortisation	(4,890)	(4,429)	(4,986)
Net impairment (losses)/reversals	(64)	(588)	819
Exploration expenses	(513)	(476)	(366)
Total operating expenses	(9,078)	(9,253)	(8,315)
Net operating income/(loss)	24,564	29,087	67,614
Additions to PP&E, intangibles and equity accounted investments	6,285	5,939	4,922
Balance sheet information
Equity accounted investments	4	3	3
Non-current segment assets	26,695	28,915	28,510
Segments | E&P International
Disclosure of operating segments [line items]
Revenues third party	635	993	1,099
Net income/(loss) from equity accounted investments	13	28	172
Other income	804	1	35
Total revenues and other income	7,343	7,032	7,431
Purchases [net of inventory variation]	85	(70)	(116)
Operating, selling, general and administrative expenses	(2,123)	(2,176)	(1,698)
Depreciation and amortisation	(2,064)	(2,123)	(1,445)
Net impairment (losses)/reversals	0	(310)	(286)
Exploration expenses	(496)	(20)	(638)
Total operating expenses	(4,597)	(4,700)	(4,183)
Net operating income/(loss)	2,746	2,332	3,248
Additions to PP&E, intangibles and equity accounted investments	3,191	4,376	2,623
Balance sheet information
Equity accounted investments	0	0	550
Non-current segment assets	14,662	17,977	15,868
Segments | E&P USA
Disclosure of operating segments [line items]
Revenues third party	263	277	305
Net income/(loss) from equity accounted investments	0	0	0
Other income	30	32	0
Total revenues and other income	3,957	4,319	5,523
Purchases [net of inventory variation]	0	0	0
Operating, selling, general and administrative expenses	(1,142)	(1,178)	(938)
Depreciation and amortisation	(1,607)	(1,779)	(1,422)
Net impairment (losses)/reversals	0	290	1,060
Exploration expenses	(176)	(299)	(201)
Total operating expenses	(2,925)	(2,966)	(1,501)
Net operating income/(loss)	1,031	1,353	4,022
Additions to PP&E, intangibles and equity accounted investments	3,862	1,206	764
Balance sheet information
Equity accounted investments	0	0	0
Non-current segment assets	12,490	11,049	11,311
Segments | MMP
Disclosure of operating segments [line items]
Revenues third party	101,208	105,242	147,164
Net income/(loss) from equity accounted investments	(59)	12	406
Other income	136	23	9
Total revenues and other income	101,792	105,908	148,105
Purchases [net of inventory variation]	(92,789)	(95,769)	(139,916)
Operating, selling, general and administrative expenses	(4,919)	(4,916)	(4,591)
Depreciation and amortisation	(949)	(897)	(881)
Net impairment (losses)/reversals	191	(343)	895
Exploration expenses	0	0	0
Total operating expenses	(98,466)	(101,925)	(144,493)
Net operating income/(loss)	3,326	3,984	3,612
Additions to PP&E, intangibles and equity accounted investments	953	844	1,212
Balance sheet information
Equity accounted investments	768	783	688
Non-current segment assets	3,259	3,997	4,619
Segments | REN
Disclosure of operating segments [line items]
Revenues third party	72	20	16
Net income/(loss) from equity accounted investments	100	(33)	58
Other income	124	18	111
Total revenues and other income	317	17	185
Purchases [net of inventory variation]	0	0	0
Operating, selling, general and administrative expenses	(687)	(462)	(265)
Depreciation and amortisation	(34)	(12)	(4)
Net impairment (losses)/reversals	(271)	(300)	0
Exploration expenses	0	0	0
Total operating expenses	(993)	(774)	(269)
Net operating income/(loss)	(676)	(757)	(84)
Additions to PP&E, intangibles and equity accounted investments	2,153	2,007	298
Balance sheet information
Equity accounted investments	1,530	1,665	1,452
Non-current segment assets	3,138	1,575	316
Segments | Other
Disclosure of operating segments [line items]
Revenues third party	86	85	115
Net income/(loss) from equity accounted investments	(6)	(8)	(16)
Other income	21	142	33
Total revenues and other income	133	253	187
Purchases [net of inventory variation]	0	(1)	0
Operating, selling, general and administrative expenses	(44)	(201)	(223)
Depreciation and amortisation	(140)	(133)	(142)
Net impairment (losses)/reversals	(7)	(10)	0
Exploration expenses	0	0	0
Total operating expenses	(193)	(345)	(365)
Net operating income/(loss)	(60)	(92)	(178)
Additions to PP&E, intangibles and equity accounted investments	250	128	176
Balance sheet information
Equity accounted investments	168	57	65
Non-current segment assets	971	1,018	1,031
Eliminations
Disclosure of operating segments [line items]
Revenues third party	(1)	0	0
Revenues and other income inter-segment	(43,409)	(48,695)	(86,554)
Net income/(loss) from equity accounted investments	0	0	0
Other income	0	0	0
Total revenues and other income	(43,410)	(48,695)	(86,554)
Purchases [net of inventory variation]	42,664	47,665	86,227
Operating, selling, general and administrative expenses	742	893	904
Depreciation and amortisation	0	0	0
Net impairment (losses)/reversals	0	0	0
Exploration expenses	0	0	0
Total operating expenses	43,406	48,558	87,131
Net operating income/(loss)	(4)	(137)	577
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information
Equity accounted investments		0	0
Non-current segment assets	0	0	0
Eliminations | E&P Norway
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(33,296)	(37,999)	(74,631)
Eliminations | E&P International
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(5,891)	(6,009)	(6,124)
Eliminations | E&P USA
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(3,664)	(4,009)	(5,217)
Eliminations | MMP
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(507)	(633)	(527)
Eliminations | REN
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(20)	(12)	0
Eliminations | Other
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(32)	(33)	(55)
Eliminations
Balance sheet information
Equity accounted investments	2
Unallocated amounts
Balance sheet information
Total non-current assets	$ 14,261	$ 14,487	$ 15,437